Note 12	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]	Financial assets and liabilities designated at fair value through profit or loss
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	2024	2023	2022
ASSETS
Debt securities	7.2.2 / 8.1	836	955	913
LIABILITIES
Customer deposits		934	717	700
Debt certificates issued		4,597	3,977	3,288
Other financial liabilities: Unit-link products		9,420	8,605	6,592
Total liabilities	8.1	14,952	13,299	10,580
This heading includes mainly liabilities linked to insurance products where the risk is assumed by the policyholder (Unit-link products). Since the liabilities linked to insurance products in which the policyholder assumes the risk are valued the same way as the assets associated with such insurance products, there is no credit risk borne by the Group in relation to these liabilities.
In addition, debt securities are included in these headings to reduce inconsistencies (asymmetries) in the valuation of such operations and those operations used to manage the risk associated with them.